Columbia Small Cap Index Fund
First Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Small Cap Index Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.1%
Issuer	Shares	Value ($)
Communication Services 2.8%
Diversified Telecommunication Services 0.5%
Cogent Communications Holdings, Inc.	80,471	3,678,329
Lumen Technologies, Inc.(a)	1,934,101	7,581,676
Shenandoah Telecommunications Co.	87,414	1,099,668
Total		12,359,673
Entertainment 0.5%
Cinemark Holdings, Inc.	203,522	6,872,938
Madison Square Garden Sports Corp., Class A(a)	31,929	6,062,998
Total		12,935,936
Interactive Media & Services 1.0%
Angi, Inc.(a)	83,586	1,308,121
Cargurus, Inc.(a)	167,623	5,253,305
Cars.com, Inc.(a)	113,513	1,163,508
IAC, Inc.(a)	134,977	4,853,773
QuinStreet, Inc.(a)	107,623	1,643,403
Shutterstock, Inc.	45,803	845,065
TripAdvisor, Inc.(a)	209,810	2,987,695
Yelp, Inc.(a)	125,441	4,788,083
Ziff Davis, Inc.(a)	81,459	2,642,530
Total		25,485,483
Media 0.5%
Cable One, Inc.	8,783	1,285,216
John Wiley & Sons, Inc., Class A	78,149	3,057,189
Scholastic Corp.	47,301	816,888
TechTarget, Inc.(a)	51,749	418,650
TEGNA, Inc.	307,078	5,134,344
Thryv Holdings, Inc.(a)	76,858	1,022,212
Total		11,734,499
Wireless Telecommunication Services 0.3%
Gogo(a)	112,668	1,195,407
Telephone and Data Systems, Inc.	185,861	6,386,184
Total		7,581,591
Total Communication Services		70,097,182
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 13.1%
Automobile Components 1.9%
Adient PLC(a)	159,966	2,493,870
American Axle & Manufacturing Holdings, Inc.(a)	224,094	983,773
BorgWarner, Inc.	416,784	13,791,382
Dana, Inc.	245,917	4,089,600
Dorman Products, Inc.(a)	51,764	6,693,603
Fox Factory Holding Corp.(a)	79,442	2,037,687
Gentherm, Inc.(a)	59,044	1,615,739
LCI Industries	48,527	4,228,643
Patrick Industries, Inc.	64,035	5,498,045
Phinia, Inc.	77,786	3,375,912
Standard Motor Products, Inc.	39,329	1,191,669
XPEL, Inc.(a)	43,209	1,554,228
Total		47,554,151
Automobiles 0.1%
Winnebago Industries, Inc.	54,121	1,836,326
Broadline Retail 0.5%
Etsy, Inc.(a)	214,395	11,866,763
Kohl’s Corp.	212,158	1,724,845
Total		13,591,608
Diversified Consumer Services 1.6%
Adtalem Global Education, Inc.(a)	71,022	9,377,035
frontdoor, Inc.(a)	144,511	7,949,550
Matthews International Corp., Class A	59,023	1,266,043
Mister Car Wash, Inc.(a)	178,108	1,261,005
Perdoceo Education Corp.	117,731	4,007,563
Strategic Education, Inc.	46,358	4,229,240
Stride, Inc.(a)	81,514	12,340,405
Total		40,430,841
Hotels, Restaurants & Leisure 2.2%
BJ’s Restaurants, Inc.(a)	43,486	1,939,910
Bloomin’ Brands, Inc.	143,913	1,098,056
Brinker International, Inc.(a)	84,634	14,610,367
Cheesecake Factory, Inc. (The)	89,494	4,937,384
Cracker Barrel Old Country Store, Inc.	42,423	2,436,777

Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Dave & Buster’s Entertainment, Inc.(a)	58,705	1,289,162
Golden Entertainment, Inc.	39,207	1,118,576
Jack in the Box, Inc.	35,937	681,545
Monarch Casino & Resort, Inc.	24,246	2,030,360
Papa John’s International, Inc.	62,211	2,815,048
Penn Entertainment, Inc.(a)	285,164	4,228,982
Sabre Corp.(a)	735,388	1,853,178
Shake Shack, Inc., Class A(a)	76,286	9,901,160
Six Flags Entertainment Corp.	177,741	5,964,988
Total		54,905,493
Household Durables 2.5%
Cavco Industries, Inc.(a)	15,272	6,621,863
Century Communities, Inc.	51,927	2,693,453
Champion Homes, Inc.(a)	100,428	6,567,991
Dream Finders Homes, Inc., Class A(a)	52,221	1,089,330
Ethan Allen Interiors, Inc.	43,136	1,127,144
Green Brick Partners, Inc.(a)	58,517	3,420,319
Helen of Troy Ltd.(a)	43,561	1,171,355
Installed Building Products, Inc.	44,258	7,058,266
La-Z-Boy, Inc.	79,057	3,311,698
Leggett & Platt, Inc.	256,149	2,320,710
LGI Homes, Inc.(a)	39,435	1,975,693
M/I Homes, Inc.(a)	51,849	5,527,622
Meritage Homes Corp.	137,907	8,772,264
Newell Brands, Inc.	792,843	4,202,068
Sonos, Inc.(a)	226,957	2,333,118
Tri Pointe Homes, Inc.(a)	178,371	5,258,377
Total		63,451,271
Leisure Products 0.3%
Acushnet Holdings Corp.	52,147	3,558,511
Sturm Ruger & Co., Inc.	32,001	1,158,436
Topgolf Callaway Brands Corp.(a)	269,766	1,710,317
Total		6,427,264
Specialty Retail 3.1%
Academy Sports & Outdoors, Inc.	132,262	5,410,838
Advance Auto Parts, Inc.	113,096	5,420,691
American Eagle Outfitters, Inc.	333,171	3,651,554
Asbury Automotive Group, Inc.(a)	37,330	8,507,880
Common Stocks (continued)
Issuer	Shares	Value ($)
Boot Barn Holdings, Inc.(a)	58,306	9,347,035
Buckle, Inc. (The)	57,009	2,429,154
Caleres, Inc.	64,093	862,051
Foot Locker, Inc.(a)	157,336	3,738,303
Group 1 Automotive, Inc.	24,745	10,489,900
Guess?, Inc.	51,977	544,719
MarineMax, Inc.(a)	38,083	807,360
Monro, Inc.	57,079	875,021
National Vision Holdings, Inc.(a)	150,087	2,973,224
Sally Beauty Holdings, Inc.(a)	194,311	1,692,449
Shoe Carnival, Inc.	33,665	647,041
Signet Jewelers Ltd.	82,888	5,517,854
Sonic Automotive, Inc., Class A	27,876	1,949,369
Upbound Group, Inc.	97,346	2,233,117
Urban Outfitters, Inc.(a)	107,280	7,498,872
Victoria’s Secret & Co.(a)	149,843	3,178,170
Total		77,774,602
Textiles, Apparel & Luxury Goods 0.9%
Carter’s, Inc.	68,686	2,154,680
G-III Apparel Group Ltd.(a)	73,606	2,138,254
Hanesbrands, Inc.(a)	672,980	3,331,251
Kontoor Brands, Inc.	94,582	6,488,325
Oxford Industries, Inc.	28,129	1,509,965
Steven Madden Ltd.	137,587	3,391,519
Wolverine World Wide, Inc.	152,597	2,603,305
Total		21,617,299
Total Consumer Discretionary		327,588,855
Consumer Staples 3.2%
Beverages 0.1%
MGP Ingredients, Inc.	26,777	787,779
National Beverage Corp.	44,605	2,017,484
Total		2,805,263
Consumer Staples Distribution & Retail 0.8%
Andersons, Inc. (The)	61,230	2,174,277
Grocery Outlet Holding Corp.(a)	185,129	2,514,052
PriceSmart, Inc.	47,289	5,106,266
SpartanNash Co.	64,327	1,251,804
Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
The Chefs’ Warehouse(a)	67,009	4,273,834
United Natural Foods, Inc.(a)	114,198	3,491,033
Total		18,811,266
Food Products 1.4%
B&G Foods, Inc.	150,876	635,188
Cal-Maine Foods, Inc.	82,238	7,889,092
Fresh Del Monte Produce, Inc.	63,960	2,259,067
Freshpet, Inc.(a)	92,505	7,415,201
J&J Snack Foods Corp.	29,716	3,422,392
John B. Sanfilippo & Son, Inc.	17,231	1,070,734
Simply Good Foods Co. (The)(a)	175,224	6,046,980
Tootsie Roll Industries, Inc.	32,308	1,151,780
TreeHouse Foods, Inc.(a)	86,107	1,933,963
WK Kellogg Co.	126,355	2,137,927
Total		33,962,324
Household Products 0.5%
Central Garden & Pet Co.(a)	17,567	633,466
Central Garden & Pet Co., Class A(a)	96,297	3,078,615
Energizer Holdings, Inc.	125,206	2,916,048
WD-40 Co.	25,817	6,289,795
Total		12,917,924
Personal Care Products 0.3%
Edgewell Personal Care Co.	91,918	2,538,775
Interparfums, Inc.	34,185	4,656,681
Usana Health Sciences, Inc.(a)	21,069	629,331
Total		7,824,787
Tobacco 0.1%
Universal Corp.	47,062	3,077,384
Total Consumer Staples		79,398,948
Energy 3.8%
Energy Equipment & Services 1.6%
Archrock, Inc.	333,821	8,312,143
Atlas Energy Solutions, Inc.	136,889	1,663,201
Bristow Group, Inc.(a)	46,923	1,372,967
Cactus, Inc., Class A	127,038	5,208,558
Core Laboratories, Inc.	89,246	959,395
Helix Energy Solutions Group, Inc.(a)	272,497	1,686,756
Helmerich & Payne, Inc.	189,404	2,888,411
Common Stocks (continued)
Issuer	Shares	Value ($)
Innovex International, Inc.(a)	73,818	1,018,688
Liberty Energy, Inc., Class A	308,606	3,576,744
Oceaneering International, Inc.(a)	192,607	3,673,015
Patterson-UTI Energy, Inc.	670,133	3,699,134
ProPetro Holding Corp.(a)	151,052	815,681
RPC, Inc.	157,427	698,976
Tidewater, Inc.(a)	91,743	3,643,115
Total		39,216,784
Oil, Gas & Consumable Fuels 2.2%
California Resources Corp.	135,833	5,999,744
Comstock Resources, Inc.(a)	172,674	4,023,304
Core Natural Resources, Inc.	96,698	6,701,171
Crescent Energy Co., Class A	348,581	2,924,595
CVR Energy, Inc.	65,144	1,523,718
Dorian LPG Ltd.	69,342	1,484,612
International Seaways, Inc.	76,880	2,848,404
Magnolia Oil & Gas Corp., Class A	364,090	7,827,935
Northern Oil & Gas, Inc.	189,266	5,030,690
Par Pacific Holdings, Inc.(a)	106,637	2,302,293
Peabody Energy Corp.	231,563	3,047,369
REX American Resources Corp.(a)	29,463	1,241,571
SM Energy Co.	218,066	5,107,106
Talos Energy, Inc.(a)	236,658	1,902,730
Vital Energy, Inc.(a)	51,391	764,698
World Kinect Corp.	110,689	3,031,772
Total		55,761,712
Total Energy		94,978,496
Financials 18.6%
Banks 8.8%
Ameris Bancorp	123,276	7,577,776
Atlantic Union Bankshares Corp.	248,518	7,460,510
Axos Financial, Inc.(a)	103,380	7,189,045
Banc of California, Inc.	262,528	3,601,884
BancFirst Corp.	37,984	4,698,811
Bancorp, Inc. (The)(a)	90,935	4,646,778
Bank of Hawaii Corp.	75,755	5,038,465
BankUnited, Inc.	142,460	4,840,791
Banner Corp.	65,676	4,048,925
Berkshire Hills Bancorp, Inc.	86,921	2,152,164

Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Brookline Bancorp, Inc.	169,809	1,754,127
Capitol Federal Financial, Inc.	232,827	1,329,442
Cathay General Bancorp	135,696	5,815,252
Central Pacific Financial Corp.	51,584	1,377,293
City Holding Co.	28,020	3,303,278
Community Financial System, Inc.	100,378	5,645,259
Customers Bancorp, Inc.(a)	55,561	2,831,389
CVB Financial Corp.	250,257	4,692,319
Dime Community Bancshares, Inc.	74,824	1,919,984
Eagle Bancorp, Inc.	57,561	1,013,074
FB Financial Corp.	66,700	2,911,455
First BanCorp	310,348	6,200,753
First BanCorp	78,802	3,260,039
First Commonwealth Financial Corp.	193,334	3,019,877
First Financial Bancorp	182,001	4,397,144
First Hawaiian, Inc.	240,946	5,753,790
Fulton Financial Corp.	347,038	5,986,405
Hanmi Financial Corp.	57,176	1,310,474
Heritage Financial Corp.	64,782	1,514,603
Hilltop Holdings, Inc.	87,772	2,617,361
Hope Bancorp, Inc.	241,255	2,422,200
Independent Bank Corp.	80,986	4,980,639
Lakeland Financial Corp.	48,619	2,910,820
National Bank Holdings Corp., Class A	72,526	2,621,815
NBT Bancorp, Inc.	99,464	4,162,568
Northwest Bancshares, Inc.	243,014	2,984,212
OFG Bancorp	87,476	3,598,763
Pacific Premier Bancorp, Inc.	183,806	3,896,687
Park National Corp.	27,717	4,505,676
Pathward Financial, Inc.	45,447	3,547,138
Preferred Bank	23,377	1,954,551
Provident Financial Services, Inc.	248,695	4,153,206
Renasant Corp.	175,694	6,158,075
S&T Bancorp, Inc.	72,917	2,673,137
Seacoast Banking Corp. of Florida	161,627	4,174,825
ServisFirst Bancshares, Inc.	95,683	7,121,686
Simmons First National Corp., Class A	239,477	4,492,589
Southside Bancshares, Inc.	54,297	1,530,632
Stellar Bancorp, Inc.	90,628	2,439,706
Common Stocks (continued)
Issuer	Shares	Value ($)
Tompkins Financial Corp.	23,936	1,469,670
Triumph Financial, Inc.(a)	41,870	2,418,830
TrustCo Bank Corp.	36,250	1,125,200
Trustmark Corp.	116,273	4,006,768
United Community Banks, Inc.	227,492	6,538,120
Veritex Holdings, Inc.	103,902	2,514,428
WaFd, Inc.	155,426	4,417,207
Westamerica BanCorp	50,902	2,445,841
WSFS Financial Corp.	111,793	5,912,732
Total		219,086,188
Capital Markets 2.7%
Acadian Asset Management, Inc.	53,342	1,606,128
Artisan Partners Asset Management, Inc., Class A	133,543	5,381,783
BGC Group, Inc., Class A	713,362	6,619,999
Cohen & Steers, Inc.	51,069	3,924,142
Donnelley Financial Solutions, Inc.(a)	50,600	2,756,688
Moelis & Co., ADR, Class A	134,530	7,683,008
Piper Sandler Companies	30,685	7,715,743
PJT Partners, Inc.	45,173	6,805,764
StepStone Group, Inc., Class A	125,768	7,275,679
StoneX Group, Inc.(a)	81,635	6,910,811
Virtu Financial, Inc. Class A	153,988	6,188,778
Virtus Investment Partners, Inc.	12,573	2,146,211
WisdomTree, Inc.	218,091	2,058,779
Total		67,073,513
Consumer Finance 0.7%
Bread Financial Holdings, Inc.	93,563	4,794,168
Encore Capital Group, Inc.(a)	45,152	1,711,261
Enova International, Inc.(a)	49,188	4,558,252
Ezcorp, Inc., Class A(a)	99,044	1,332,142
Navient Corp.	141,339	1,899,596
PRA Group, Inc.(a)	75,143	1,066,279
PROG Holdings, Inc.	79,176	2,282,644
World Acceptance Corp.(a)	6,168	952,833
Total		18,597,175
Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 2.6%
Enact Holdings, Inc.	55,617	1,968,842
EVERTEC, Inc.	121,240	4,392,525
HA Sustainable Infrastructure Capital, Inc.	226,722	5,679,386
Jackson Financial, Inc., Class A	140,771	11,530,552
Mr. Cooper Group, Inc.(a)	121,213	15,700,720
NCR Atleos Corp.(a)	138,153	3,662,436
NMI Holdings, Inc., Class A(a)	149,519	5,938,895
Payoneer Global, Inc.(a)	489,354	3,332,501
Radian Group, Inc.	276,471	9,441,485
Walker & Dunlop, Inc.	61,138	4,187,342
Total		65,834,684
Insurance 2.7%
AMERISAFE, Inc.	36,288	1,722,591
Assured Guaranty Ltd.	91,151	7,706,817
Employers Holdings, Inc.	47,106	2,292,649
Genworth Financial, Inc., Class A(a)	813,868	5,737,769
Goosehead Insurance, Inc., Class A	46,490	5,033,007
HCI Group, Inc.	16,182	2,731,036
Horace Mann Educators Corp.	77,680	3,373,642
Lincoln National Corp.	324,652	10,758,967
Mercury General Corp.	50,671	3,267,266
Palomar Holdings, Inc.(a)	50,561	8,669,695
ProAssurance Corp.(a)	97,497	2,260,956
Safety Insurance Group, Inc.	28,279	2,322,837
SiriusPoint Ltd.(a)	175,844	3,444,784
Stewart Information Services Corp.	52,916	3,192,952
Trupanion, Inc.(a)	63,755	3,008,599
United Fire Group, Inc.	40,571	1,154,245
Total		66,677,812
Mortgage Real Estate Investment Trusts (REITS) 1.1%
Apollo Commercial Real Estate Finance, Inc.	243,497	2,393,575
Arbor Realty Trust, Inc.	359,465	3,443,675
ARMOUR Residential REIT, Inc.	145,637	2,360,776
Blackstone Mortgage Trust, Inc.	327,038	6,177,748
Ellington Financial, Inc.	172,790	2,171,970
Franklin BSP Realty Trust, Inc.	158,315	1,746,214
KKR Real Estate Finance Trust, Inc.	110,006	982,353
Common Stocks (continued)
Issuer	Shares	Value ($)
New York Mortgage Trust, Inc.	172,632	1,127,287
PennyMac Mortgage Investment Trust	165,546	2,032,905
Ready Capital Corp.	321,198	1,435,755
Redwood Trust, Inc.	252,566	1,376,485
Two Harbors Investment Corp.	197,601	2,092,595
Total		27,341,338
Total Financials		464,610,710
Health Care 10.6%
Biotechnology 2.5%
ACADIA Pharmaceuticals, Inc.(a)	234,670	5,061,832
ADMA Biologics, Inc.(a)	450,529	8,938,495
Alkermes PLC(a)	309,921	9,486,682
Arcus Biosciences, Inc.(a)	128,255	1,145,317
Arrowhead Pharmaceuticals, Inc.(a)	240,327	3,862,055
Catalyst Pharmaceuticals, Inc.(a)	213,680	5,333,453
Dynavax Technologies Corp.(a)	232,999	2,281,060
Krystal Biotech, Inc.(a)	48,237	6,075,933
Myriad Genetics, Inc.(a)	173,501	726,969
Protagonist Therapeutics, Inc.(a)	113,586	5,391,927
TG Therapeutics, Inc.(a)	254,382	8,931,352
Vericel Corp.(a)	94,070	3,884,621
Vir Biotechnology, Inc.(a)	175,859	868,743
Xencor, Inc.(a)	133,377	1,067,016
Total		63,055,455
Health Care Equipment & Supplies 3.7%
Artivion, Inc.(a)	71,905	2,126,950
Avanos Medical, Inc.(a)	87,588	1,100,981
CONMED Corp.	58,875	3,341,156
Embecta Corp.	110,796	1,166,682
Enovis Corp.(a)	108,366	3,391,856
Glaukos Corp.(a)	105,084	9,908,370
ICU Medical, Inc.(a)	46,663	6,292,972
Inspire Medical Systems, Inc.(a)	56,545	7,814,519
Integer Holdings Corp.(a)	63,927	7,591,971
Integra LifeSciences Holdings Corp.(a)	126,476	1,601,186
LeMaitre Vascular, Inc.	38,995	3,205,389
Merit Medical Systems, Inc.(a)	111,072	10,555,172
Neogen Corp.(a)	376,255	2,204,854
Omnicell, Inc.(a)	88,274	2,680,882

Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
QuidelOrtho Corp.(a)	125,620	3,852,766
STAAR Surgical Co.(a)	93,883	1,672,056
Tandem Diabetes Care, Inc.(a)	125,172	2,480,909
Teleflex, Inc.	88,516	10,822,851
TransMedics Group, Inc.(a)	63,965	8,131,231
UFP Technologies, Inc.(a)	13,894	3,253,975
Total		93,196,728
Health Care Providers & Services 2.0%
AdaptHealth Corp.(a)	202,479	1,818,261
Addus HomeCare Corp.(a)	34,176	3,790,460
AMN Healthcare Services, Inc.(a)	72,564	1,531,826
Astrana Health, Inc.(a)	79,223	1,963,938
Concentra Group Holdings Parent, Inc.	206,296	4,462,183
Corvel Corp.(a)	51,878	5,772,465
National HealthCare Corp.	23,543	2,451,768
NeoGenomics, Inc.(a)	244,640	1,780,979
Owens & Minor, Inc.(a)	140,859	929,669
Pediatrix Medical Group, Inc.(a)	161,090	2,279,424
Premier, Inc.	174,019	3,998,957
Privia Health Group, Inc.(a)	196,688	4,476,619
Progyny, Inc.(a)	141,193	3,035,650
RadNet, Inc.(a)	124,156	7,137,728
Select Medical Holdings Corp.	199,134	3,044,759
U.S. Physical Therapy, Inc.	28,769	2,157,387
Total		50,632,073
Health Care Technology 0.3%
Certara, Inc.(a)	208,639	2,370,139
HealthStream, Inc.	45,794	1,283,148
Schrodinger, Inc.(a)	105,613	2,283,353
Simulations Plus, Inc.	31,017	987,736
Total		6,924,376
Life Sciences Tools & Services 0.2%
Azenta, Inc.(a)	87,091	2,327,072
BioLife Solutions, Inc.(a)	68,958	1,508,801
Cytek Biosciences, Inc.(a)	198,853	550,823
Fortrea Holdings, Inc.(a)	170,957	735,115
Mesa Laboratories, Inc.	10,357	1,042,121
Total		6,163,932
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.9%
Amphastar Pharmaceuticals, Inc.(a)	71,476	1,837,648
ANI Pharmaceuticals, Inc.(a)	31,630	1,857,314
Collegium Pharmaceutical, Inc.(a)	61,464	1,791,061
Corcept Therapeutics, Inc.(a)	177,722	13,784,118
Harmony Biosciences Holdings, Inc.(a)	72,825	2,512,463
Innoviva, Inc.(a)	104,992	2,054,693
Ligand Pharmaceuticals, Inc.(a)	36,011	3,679,964
Organon & Co.	490,836	4,525,508
Pacira Pharmaceuticals, Inc.(a)	88,000	2,273,920
Phibro Animal Health Corp., Class A	38,762	946,568
Prestige Consumer Healthcare, Inc.(a)	94,413	8,088,362
Supernus Pharmaceuticals, Inc.(a)	105,240	3,336,108
Total		46,687,727
Total Health Care		266,660,291
Industrials 18.5%
Aerospace & Defense 1.8%
AAR Corp.(a)	67,238	4,129,085
Aerovironment, Inc.(a)	53,370	9,501,461
Kratos Defense & Security Solutions, Inc.(a)	291,299	10,746,020
Mercury Systems, Inc.(a)	96,683	4,761,638
Moog, Inc., Class A	54,031	10,012,485
National Presto Industries, Inc.	9,743	834,488
Triumph Group, Inc.(a)	147,530	3,804,799
Total		43,789,976
Air Freight & Logistics 0.2%
Forward Air Corp.(a)	38,076	638,915
HUB Group, Inc., Class A	115,776	3,902,809
Total		4,541,724
Building Products 2.6%
American Woodmark Corp.(a)	28,691	1,617,312
Apogee Enterprises, Inc.	41,840	1,617,116
Armstrong World Industries, Inc.	83,073	12,928,651
AZZ, Inc.	56,951	5,164,886
CSW Industrials, Inc.	31,986	9,780,999
Gibraltar Industries, Inc.(a)	57,826	3,387,447
Griffon Corp.	75,186	5,169,038
Hayward Holdings, Inc.(a)	270,978	3,780,143
Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insteel Industries, Inc.	37,033	1,296,896
MasterBrand, Inc.(a)	242,242	2,470,868
Quanex Building Products Corp.	89,974	1,505,265
Resideo Technologies, Inc.(a)	280,110	5,798,277
Zurn Elkay Water Solutions Corp.	272,248	9,852,655
Total		64,369,553
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	118,551	6,241,710
Brady Corp., Class A	84,285	5,880,564
CoreCivic, Inc.(a)	209,381	4,598,007
Deluxe Corp.	84,377	1,204,060
Enviri Corp.(a)	152,727	1,244,725
GEO Group, Inc. (The)(a)	259,355	7,038,895
Healthcare Services Group, Inc.(a)	140,059	1,974,832
HNI Corp.	91,108	4,239,255
Interface, Inc.	111,120	2,232,401
Liquidity Services, Inc.(a)	43,184	1,009,210
MillerKnoll, Inc.	129,902	2,191,447
OPENLANE, Inc.(a)	203,631	4,669,259
Pitney Bowes, Inc.	301,280	3,103,184
Pursuit Attractions and Hospitality, Inc.(a)	40,557	1,131,135
Unifirst Corp.	28,601	5,393,004
Vestis Corp.	218,447	1,345,633
Total		53,497,321
Construction & Engineering 2.4%
Arcosa, Inc.	92,963	8,019,918
Dycom Industries, Inc.(a)	55,606	12,784,932
Everus Construction Group, Inc.(a)	97,163	5,626,709
Granite Construction, Inc.	82,782	7,404,850
MYR Group, Inc.(a)	30,726	4,819,373
Sterling Infrastructure, Inc.(a)	58,535	11,005,165
WillScot Holdings Corp.	352,129	9,489,877
Total		59,150,824
Electrical Equipment 0.3%
Powell Industries, Inc.	17,936	3,041,766
Sunrun, Inc.(a)	427,561	3,202,432
Vicor Corp.(a)	43,916	1,916,494
Total		8,160,692
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 0.6%
ArcBest Corp.	44,382	2,782,307
Heartland Express, Inc.	82,306	736,639
Hertz Global Holdings, Inc.(a)	233,805	1,531,423
Marten Transport Ltd.	110,235	1,437,464
RXO, Inc.(a)	269,471	4,184,885
Schneider National, Inc., Class B	89,575	2,075,453
Werner Enterprises, Inc.	117,878	3,058,934
Total		15,807,105
Machinery 4.9%
Alamo Group, Inc.	19,767	3,914,657
Albany International Corp., Class A	59,654	3,941,340
Astec Industries, Inc.	43,458	1,707,465
Enerpac Tool Group Corp.	103,679	4,445,756
EnPro, Inc.	40,008	7,407,081
ESCO Technologies, Inc.	49,183	8,913,927
Federal Signal Corp.	116,460	10,955,392
Franklin Electric Co., Inc.	74,883	6,469,142
Gates Industrial Corp. PLC(a)	433,240	9,163,026
Greenbrier Companies, Inc. (The)	59,766	2,693,654
Hillenbrand, Inc.	134,211	2,622,483
JBT Marel Corp.	87,997	10,102,936
Kadant, Inc.	22,384	7,026,561
Kennametal, Inc.	147,438	3,174,340
Lindsay Corp.	20,712	2,887,253
Mueller Water Products, Inc., Class A	298,459	7,321,199
Proto Labs, Inc.(a)	46,713	1,727,447
SPX Technologies, Inc.(a)	88,354	13,437,760
Standex International Corp.	22,676	3,422,715
Tennant Co.	35,970	2,676,887
Titan International, Inc.(a)	91,454	662,127
Trinity Industries, Inc.	156,592	4,030,678
Worthington Enterprises, Inc.	59,134	3,483,584
Total		122,187,410
Marine Transportation 0.3%
Matson, Inc.	63,294	7,142,728

Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Passenger Airlines 0.5%
Allegiant Travel Co.(a)	27,720	1,540,678
JetBlue Airways Corp.(a)	578,586	2,921,859
Skywest, Inc.(a)	76,865	7,797,954
Sun Country Airlines Holdings, Inc.(a)	74,971	868,164
Total		13,128,655
Professional Services 1.4%
Amentum Holdings, Inc.(a)	287,462	5,938,965
CSG Systems International, Inc.	52,615	3,475,747
Heidrick & Struggles International, Inc.	38,897	1,698,243
Korn/Ferry International	98,311	6,686,131
NV5 Global, Inc.(a)	99,211	2,192,563
Robert Half, Inc.	191,430	8,765,580
Verra Mobility Corp.(a)	314,095	7,428,347
Total		36,185,576
Trading Companies & Distributors 1.4%
Air Lease Corp.	197,411	11,372,848
Boise Cascade Co.	73,195	6,359,181
DNOW, Inc.(a)	201,361	2,903,626
DXP Enterprises, Inc.(a)	24,229	2,003,254
GMS, Inc.(a)	73,976	5,602,202
Rush Enterprises, Inc., Class A	118,797	5,898,271
Total		34,139,382
Total Industrials		462,100,946
Information Technology 11.9%
Communications Equipment 1.3%
Calix, Inc.(a)	112,487	5,201,399
Digi International, Inc.(a)	70,325	2,279,233
Extreme Networks, Inc.(a)	253,014	3,964,729
Harmonic, Inc.(a)	223,088	2,012,254
InterDigital, Inc.	48,950	10,634,877
Netscout Systems, Inc.(a)	136,756	3,123,507
Viasat, Inc.(a)	162,417	1,417,901
Viavi Solutions, Inc.(a)	423,365	3,856,855
Total		32,490,755
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.6%
Advanced Energy Industries, Inc.	71,800	8,241,204
Arlo Technologies, Inc.(a)	191,238	2,738,528
Badger Meter, Inc.	56,054	13,913,724
Benchmark Electronics, Inc.	68,606	2,505,491
CTS Corp.	57,397	2,335,484
ePlus, Inc.(a)	50,203	3,582,988
Insight Enterprises, Inc.(a)	52,086	6,791,494
Itron, Inc.(a)	85,936	9,934,202
Knowles Corp.(a)	167,074	2,741,684
OSI Systems, Inc.(a)	29,776	6,524,219
PC Connection, Inc.	23,549	1,540,105
Plexus Corp.(a)	51,535	6,764,484
Rogers Corp.(a)	32,365	2,154,538
Sanmina Corp.(a)	103,536	8,768,464
Scansource, Inc.(a)	41,142	1,661,314
TTM Technologies, Inc.(a)	194,340	5,802,992
Vishay Intertechnology, Inc.	214,139	3,012,936
Total		89,013,851
IT Services 0.4%
DigitalOcean Holdings, Inc.(a)	121,356	3,434,375
DXC Technology Co.(a)	345,056	5,244,851
Grid Dynamics Holdings, Inc.(a)	117,559	1,473,014
Total		10,152,240
Semiconductors & Semiconductor Equipment 2.6%
Alpha & Omega Semiconductor Ltd.(a)	45,970	975,483
Axcelis Technologies, Inc.(a)	61,952	3,490,376
Ceva, Inc.(a)	45,030	844,763
Cohu, Inc.(a)	88,840	1,516,499
Diodes, Inc.(a)	88,307	3,920,831
Formfactor, Inc.(a)	147,612	4,406,218
Ichor Holdings Ltd.(a)	64,533	1,018,331
Impinj, Inc.(a)	44,056	5,026,349
Kulicke & Soffa Industries, Inc.	101,741	3,270,973
MaxLinear, Inc.(a)	146,784	1,671,870
PDF Solutions, Inc.(a)	59,117	1,046,371
Penguin Solutions, Inc.(a)	101,566	1,803,812
Photronics, Inc.(a)	120,708	2,017,031
Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Qorvo, Inc.(a)	178,003	13,531,788
Semtech Corp.(a)	163,711	6,111,331
SiTime Corp.(a)	36,430	7,142,830
SolarEdge Technologies, Inc.(a)	110,445	1,972,548
Ultra Clean Holdings, Inc.(a)	85,879	1,663,476
Veeco Instruments, Inc.(a)	110,419	2,132,191
Wolfspeed, Inc.(a)	296,498	352,832
Total		63,915,903
Software 3.6%
A10 Networks, Inc.	140,449	2,424,150
ACI Worldwide, Inc.(a)	199,905	9,247,605
Adeia, Inc.	208,245	2,673,866
Agilysys, Inc.(a)	42,785	4,531,359
Alarm.com Holdings, Inc.(a)	94,205	5,407,367
Blackline, Inc.(a)	98,845	5,528,401
Box, Inc., Class A(a)	273,881	10,358,179
CleanSpark, Inc.(a)	529,832	4,572,450
Clear Secure, Inc., Class A	179,181	4,434,730
DoubleVerify Holdings, Inc.(a)	267,598	3,676,797
LiveRamp Holdings, Inc.(a)	125,332	4,083,317
MARA Holdings, Inc.(a)	646,818	9,133,070
N-Able, Inc.(a)	134,530	1,047,989
NCR Voyix Corp.(a)	278,196	3,085,194
Progress Software Corp.	82,658	5,088,426
Sprinklr, Inc., Class A(a)	213,112	1,798,665
SPS Commerce, Inc.(a)	72,320	10,179,763
Teradata Corp.(a)	182,392	4,005,328
Total		91,276,656
Technology Hardware, Storage & Peripherals 0.4%
Corsair Gaming, Inc.(a)	85,804	754,217
Sandisk Corp.(a)	219,623	8,277,591
Xerox Holdings Corp.	220,556	1,078,519
Total		10,110,327
Total Information Technology		296,959,732
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.7%
Chemicals 3.2%
AdvanSix, Inc.	50,946	1,197,740
Balchem Corp.	61,956	10,328,065
Celanese Corp., Class A	208,335	11,006,338
Chemours Co. LLC (The)	284,758	2,884,599
Element Solutions, Inc.	424,609	9,078,140
FMC Corp.	237,921	9,650,076
Hawkins, Inc.	36,298	4,845,420
HB Fuller Co.	104,204	5,816,667
Ingevity Corp.(a)	69,277	2,865,990
Innospec, Inc.	47,536	4,044,363
Koppers Holdings, Inc.	38,630	1,186,714
Minerals Technologies, Inc.	60,776	3,450,861
Quaker Chemical Corp.	26,105	2,830,826
Sensient Technologies Corp.	80,735	7,631,880
Stepan Co.	40,300	2,187,887
Total		79,005,566
Containers & Packaging 0.5%
O-I Glass, Inc.(a)	293,634	3,849,542
Sealed Air Corp.	277,670	8,940,974
Total		12,790,516
Metals & Mining 0.9%
Alpha Metallurgical Resources, Inc.(a)	20,838	2,334,689
Century Aluminum Co.(a)	99,043	1,534,176
Kaiser Aluminum Corp.	30,380	2,205,284
Materion Corp.	39,549	3,062,279
Metallus, Inc.(a)	71,270	900,140
MP Materials Corp.(a)	230,178	5,015,579
SunCoke Energy, Inc.	160,764	1,308,619
Warrior Met Coal, Inc.	100,134	4,551,090
Worthington Steel, Inc.	66,744	1,661,926
Total		22,573,782
Paper & Forest Products 0.1%
Sylvamo Corp.	64,998	3,442,944
Total Materials		117,812,808

Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 7.6%
Diversified REITs 0.8%
Alexander & Baldwin, Inc.	138,429	2,479,263
American Assets Trust, Inc.	89,993	1,794,460
Armada Hoffler Properties, Inc.	151,887	1,057,134
Essential Properties Realty Trust, Inc.	357,715	11,625,738
Global Net Lease, Inc.	377,467	2,929,144
Total		19,885,739
Health Care REITs 0.8%
CareTrust REIT, Inc.	357,660	10,286,302
LTC Properties, Inc.	86,262	3,052,812
Medical Properties Trust, Inc.	1,144,285	5,229,383
Universal Health Realty Income Trust	24,285	964,357
Total		19,532,854
Hotel & Resort REITs 1.1%
Apple Hospitality REIT, Inc.	425,258	4,928,740
DiamondRock Hospitality Co.	395,644	3,022,720
Pebblebrook Hotel Trust	228,119	2,094,132
Ryman Hospitality Properties, Inc.	114,164	11,086,466
Summit Hotel Properties, Inc.	206,631	905,044
Sunstone Hotel Investors, Inc.	382,891	3,430,703
Xenia Hotels & Resorts, Inc.	194,050	2,373,232
Total		27,841,037
Industrial REITs 0.7%
Innovative Industrial Properties, Inc.	53,997	2,981,714
LXP Industrial Trust	563,620	4,835,860
Terreno Realty Corp.	190,164	10,729,053
Total		18,546,627
Office REITs 1.0%
Brandywine Realty Trust	329,079	1,392,004
Douglas Emmett, Inc.	319,131	4,541,234
Easterly Government Properties, Inc.	75,690	1,644,744
Highwoods Properties, Inc.	205,118	6,092,005
JBG SMITH Properties	161,004	2,753,168
SL Green Realty Corp.	133,482	7,577,773
Total		24,000,928
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.5%
Cushman & Wakefield PLC(a)	437,373	4,386,851
eXp World Holdings, Inc.	160,957	1,371,354
Kennedy-Wilson Holdings, Inc.	225,225	1,434,683
Marcus & Millichap, Inc.	45,859	1,321,198
St. Joe Co. (The)	72,344	3,234,500
Total		11,748,586
Residential REITs 0.3%
Centerspace	31,584	2,013,480
Elme Communities	167,772	2,694,418
NexPoint Residential Trust, Inc.	42,123	1,432,182
Veris Residential, Inc.	153,950	2,340,040
Total		8,480,120
Retail REITs 1.6%
Acadia Realty Trust	228,053	4,392,301
Curbline Properties Corp.	180,177	4,088,216
Getty Realty Corp.	96,486	2,823,180
Macerich Co. (The)	473,661	7,663,835
Phillips Edison & Co., Inc.	238,571	8,459,728
Saul Centers, Inc.	23,033	775,751
SITE Centers Corp.	89,932	1,071,990
Tanger, Inc.	210,967	6,286,817
Urban Edge Properties	239,111	4,342,256
Whitestone REIT	84,942	1,046,485
Total		40,950,559
Specialized REITs 0.8%
Four Corners Property Trust, Inc.	190,532	5,260,588
Millrose Properties, Inc.	229,201	6,387,832
Outfront Media, Inc.	262,569	4,337,640
Safehold, Inc.	87,150	1,313,350
Uniti Group, Inc.	465,252	2,000,584
Total		19,299,994
Total Real Estate		190,286,444
Utilities 2.3%
Electric Utilities 0.5%
MGE Energy, Inc.	69,008	6,232,803
Otter Tail Corp.	79,719	6,152,712
Total		12,385,515
Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.6%
Chesapeake Utilities Corp.	43,418	5,305,246
MDU Resources Group, Inc.	388,584	6,679,759
Northwest Natural Holding Co.	76,486	3,133,631
Total		15,118,636
Independent Power and Renewable Electricity Producers 0.3%
Clearway Energy, Inc., Class A	65,970	1,903,234
Clearway Energy, Inc., Class C	157,867	4,857,568
Total		6,760,802
Multi-Utilities 0.3%
Avista Corp.	150,913	5,811,660
Unitil Corp.	30,963	1,697,701
Total		7,509,361
Water Utilities 0.6%
American States Water Co.	72,037	5,681,558
California Water Service Group	113,348	5,355,693
H2O America	57,674	3,026,731
Middlesex Water Co.	34,029	1,971,981
Total		16,035,963
Total Utilities		57,810,277
Total Common Stocks (Cost $1,847,230,566)		2,428,304,689

Exchange-Traded Equity Funds 1.3%
	Shares	Value ($)
U.S. Small Cap 1.3%
iShares Core S&P Small-Cap ETF	304,207	32,054,292
Total Exchange-Traded Equity Funds (Cost $28,021,280)		32,054,292

Rights —%
Issuer	Shares	Value ($)
Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	23,460	0
OmniAb, Inc.(a),(b),(c),(d)	23,460	0
Total		0
Total Health Care		0
Total Rights (Cost $—)		0

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(e),(f)	32,229,906	32,220,237
Total Money Market Funds (Cost $32,219,149)		32,220,237
Total Investments in Securities (Cost: $1,907,470,995)		2,492,579,218
Other Assets & Liabilities, Net		8,330,785
Net Assets		2,500,910,003
At May 31, 2025, securities and/or cash totaling $9,203,500 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	420	06/2025	USD	43,434,300	2,773,807	—

Columbia Small Cap Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	09/03/2021	23,460	—	—
OmniAb, Inc.	09/03/2021	23,460	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(f)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	32,897,752	149,250,568	(149,924,699)	(3,384)	32,220,237	(4,797)	297,449	32,229,906
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Index Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT228_02_R01_(07/25)